Subsequent Events - Narrative (Details) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 30, 2021	Aug. 20, 2021	Aug. 09, 2021	Jul. 27, 2021	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Jul. 27, 2025	Aug. 01, 2024	Jul. 27, 2024	Jul. 27, 2023	Jun. 05, 2020	Feb. 02, 2020	Sep. 16, 2019	Feb. 28, 2018
Subsequent Event [Line Items]
IPO proceeds, net of underwriting discounts and commissions					$ 663,700,000	$ 0
Partnership Interests acquired from consolidated entity (in units)		5,232,558		34,883,721
Partnership Interests acquired from consolidated entity				$ 655,900,000
Partnership Interests held (in units)		160,067,161		154,834,603
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements					85.00%
Percent of realized tax benefits retained by Company, pursuant to Tax Receivable Agreements					15.00%
Settlement of interest rate swap					$ 5,200,000	$ 0
Pacific Pipe
Subsequent Event [Line Items]
Transaction value			$ 102,500,000
L&M
Subsequent Event [Line Items]
Transaction value	$ 60,000,000.0
Interest rate swap 1 | Cash flow
Subsequent Event [Line Items]
Settlement of interest rate swap				$ 5,200,000
Fixed interest rate (percent)															2.725%
Notional amount															$ 500,000,000.0
Interest rate swap 2 | Cash flow
Subsequent Event [Line Items]
Fixed interest rate (percent)				0.74%	0.74%
Notional amount				$ 1,000,000,000.0
Interest rate swap 2 | Cash flow | Forecast
Subsequent Event [Line Items]
Notional amount								$ 700,000,000.0		$ 800,000,000.0	$ 900,000,000.0
Senior Term Loan due August 2024 | Term loan
Subsequent Event [Line Items]
Aggregate principal amount				1,300,000,000.0					$ 1,300,000,000.0
Repayment of senior debt				1,257,800,000
Senior Term Loan due July 2028 | Term loan
Subsequent Event [Line Items]
Aggregate principal amount				$ 1,500,000,000.0
Debt instrument term (in years)				7 years
ABL Credit Facility due July 2026 | Revolving credit facility
Subsequent Event [Line Items]
Increase in aggregate commitments				$ 150,000,000.0
Aggregate commitments				850,000,000.0	$ 850,000,000.0
Senior Notes due September 2024 | Senior notes
Subsequent Event [Line Items]
Aggregate principal amount														$ 300,000,000.0
Repayment of senior debt				$ 300,000,000.0
Redemption price (percent)				102.00%			102.00%
Senior Notes due August 2025 | Senior notes
Subsequent Event [Line Items]
Aggregate principal amount												$ 250,000,000.0	$ 500,000,000.0
Repayment of senior debt				$ 750,000,000.0
Redemption price (percent)				101.531%			103.063%
Former Limited Partners
Subsequent Event [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements					85.00%
Continuing Limited Partners
Subsequent Event [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements					85.00%
Continuing Limited Partners
Subsequent Event [Line Items]
Partnership Interests held (in units)				85,853,383
Class A common stock
Subsequent Event [Line Items]
Public ownership interest (in shares)		40,116,279		34,883,721
Class A common stock | Former Limited Partners
Subsequent Event [Line Items]
Ownership interest (in shares)				119,950,882
Class B common stock | Continuing Limited Partners
Subsequent Event [Line Items]
Ownership interest (in shares)				85,853,383
IPO
Subsequent Event [Line Items]
Stock offering price (in dollars per share)				$ 20.00
IPO proceeds, net of underwriting discounts and commissions				$ 663,700,000
Transaction costs directly attributable to the IPO Transaction				$ 7,800,000
IPO | Class A common stock
Subsequent Event [Line Items]
Number of shares issued (in share)				34,883,721
Underwriter option
Subsequent Event [Line Items]
Stock offering price (in dollars per share)		$ 20.00
Underwriter option | Class A common stock
Subsequent Event [Line Items]
Number of shares issued (in share)		5,232,558
Net proceeds after deducting underwriting discounts and commissions		$ 99,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Partnership Interests acquired from consolidated entity (in units)		5,232,558		34,883,721
Partnership Interests acquired from consolidated entity				$ 655,900,000
Partnership Interests held (in units)		160,067,161		154,834,603
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements							85.00%
Percent of realized tax benefits retained by Company, pursuant to Tax Receivable Agreements							15.00%
Subsequent Event [Member] | Pacific Pipe
Subsequent Event [Line Items]
Transaction value			$ 102,500,000
Subsequent Event [Member] | L&M
Subsequent Event [Line Items]
Transaction value	$ 60,000,000.0
Subsequent Event [Member] | Interest rate swap 1 | Cash flow
Subsequent Event [Line Items]
Settlement of interest rate swap				$ 5,200,000
Subsequent Event [Member] | Interest rate swap 2 | Cash flow
Subsequent Event [Line Items]
Fixed interest rate (percent)				0.74%
Notional amount				$ 1,000,000,000.0
Subsequent Event [Member] | Interest rate swap 2 | Cash flow | Forecast
Subsequent Event [Line Items]
Notional amount								$ 700,000,000.0		$ 800,000,000.0	$ 900,000,000.0
Subsequent Event [Member] | Senior Term Loan due August 2024 | Term loan
Subsequent Event [Line Items]
Repayment of senior debt				1,257,800,000
Subsequent Event [Member] | Senior Term Loan due July 2028 | Term loan
Subsequent Event [Line Items]
Aggregate principal amount				$ 1,500,000,000.0
Debt instrument term (in years)				7 years
Subsequent Event [Member] | ABL Credit Facility due July 2026 | Revolving credit facility
Subsequent Event [Line Items]
Increase in aggregate commitments				$ 150,000,000.0
Aggregate commitments				850,000,000.0
Subsequent Event [Member] | Senior Notes due September 2024 | Senior notes
Subsequent Event [Line Items]
Repayment of senior debt				$ 300,000,000.0
Redemption price (percent)				102.00%
Subsequent Event [Member] | Senior Notes due August 2025 | Senior notes
Subsequent Event [Line Items]
Repayment of senior debt				$ 750,000,000.0
Redemption price (percent)				101.531%
Subsequent Event [Member] | Former Limited Partners
Subsequent Event [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements							85.00%
Subsequent Event [Member] | Continuing Limited Partners
Subsequent Event [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements							85.00%
Subsequent Event [Member] | Continuing Limited Partners
Subsequent Event [Line Items]
Partnership Interests held (in units)				85,853,383
Subsequent Event [Member] | Class A common stock
Subsequent Event [Line Items]
Public ownership interest (in shares)		40,116,279		34,883,721
Subsequent Event [Member] | Class A common stock | Former Limited Partners
Subsequent Event [Line Items]
Ownership interest (in shares)				119,950,882
Subsequent Event [Member] | Class B common stock | Continuing Limited Partners
Subsequent Event [Line Items]
Ownership interest (in shares)				85,853,383
Subsequent Event [Member] | IPO
Subsequent Event [Line Items]
Stock offering price (in dollars per share)				$ 20.00
IPO proceeds, net of underwriting discounts and commissions				$ 663,700,000
Transaction costs directly attributable to the IPO Transaction				$ 7,800,000
Subsequent Event [Member] | IPO | Class A common stock
Subsequent Event [Line Items]
Number of shares issued (in share)				34,883,721
Subsequent Event [Member] | Underwriter option
Subsequent Event [Line Items]
Stock offering price (in dollars per share)		$ 20.00
Subsequent Event [Member] | Underwriter option | Class A common stock
Subsequent Event [Line Items]
Number of shares issued (in share)		5,232,558		5,232,558
Net proceeds after deducting underwriting discounts and commissions		$ 99,500,000